Franklin California Tax-Free Trust
Statement of Investments, September 30, 2019 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
	Principal Amount	Value
Municipal Bonds 95.2%
California 94.4%
ABAG Finance Authority for Nonprofit Corporations Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23	$1,000,000	$1,130,250
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24	1,000,000	1,124,030
ABAG Finance Authority for Nonprofit Corporations Revenue,
Channing House, California Mortgage Insured, ETM, 5.00%, 5/15/20	1,175,000	1,202,906
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	3,510,000	3,758,157
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,066,750
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	901,369
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	505,517
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,098,660
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A, 5.00%, 8/01/25	4,210,000	4,973,483
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	16,460,850
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-Refunded, 5.00%, 6/01/26	1,220,000	1,298,214
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,184,123
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,645,960
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31	3,500,000	4,317,740
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/35	1,650,000	1,988,250
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/36	2,045,000	2,458,479
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/37	1,330,000	1,593,566
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,127,880
El Camino Hospital, 5.00%, 2/01/28	2,100,000	2,649,528
El Camino Hospital, 5.00%, 2/01/29	2,460,000	3,100,338
El Camino Hospital, 5.00%, 2/01/30	1,250,000	1,559,937
El Camino Hospital, 5.00%, 2/01/31	1,200,000	1,487,028
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,167,300
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,326,550
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,515,781
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Refunding, Series A, California Mortgage Insured, 5.00%, 5/15/31	2,750,000	3,390,667
California School Finance Authority School Facility Revenue,
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/26	300,000	357,567
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/27	320,000	389,133
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/32	875,000	1,051,855
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/34	1,295,000	1,547,706
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/35	1,500,000	1,787,625
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/36	1,595,000	1,897,300
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/37	1,600,000	1,898,480
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.00%, 5/01/38	1,320,000	1,560,676
California State Department of Water Resources Central Valley Project Revenue, Water Systems, Refunding, Series BA, 5.00%, 12/01/35	12,180,000	15,919,504
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22	$4,440,000	$4,537,813
Refunding, Series N, 5.00%, 5/01/21	10,845,000	11,504,051
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	7,730,554
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	11,412,600
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	9,691,691
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,704,350
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,332,789
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,283,047
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	26,833,051
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	41,795
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	5,985
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	53,736
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,277,350
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,267,483
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,507,367
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,214,580
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	2,117,990
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,810,755
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,405,660
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,398,940
University of San Francisco, ETM, 5.00%, 10/01/21	1,470,000	1,582,940
University of San Francisco, Refunding, 5.00%, 10/01/21	1,530,000	1,649,141
University of San Franciso, Refunding, Series A, 5.00%, 10/01/37	1,365,000	1,698,674
California State GO,
Various Purpose, 5.00%, 4/01/30	10,000,000	13,019,400
Various Purpose, Refunding, 5.00%, 2/01/22	15,000,000	16,328,100
Various Purpose, Refunding, 5.25%, 9/01/22	16,330,000	18,247,795
Various Purpose, Refunding, 5.00%, 10/01/22	15,785,000	17,575,019
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,757,350
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,752,950
Various Purpose, Refunding, 5.00%, 9/01/29	1,000,000	1,233,470
California State Municipal Finance Authority, Revenue, Northern California Retired Officers Community Paradise Valley Estates Project, Refunding, California Mortgage Insured, 5.00%, 1/01/37	1,310,000	1,568,371
California State Municipal Finance Authority Revenue,
Armenian Home Project, California Mortgage Insured, 5.00%, 5/15/36	1,000,000	1,232,200
Biola University, Refunding, 5.00%, 10/01/29	1,000,000	1,223,650
Biola University, Refunding, 5.00%, 10/01/31	1,000,000	1,212,840
Biola University, Refunding, 5.00%, 10/01/33	1,070,000	1,289,639
Biola University, Refunding, 5.00%, 10/01/35	1,000,000	1,198,750
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,366,640
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,434,452
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,376,805
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,162,545
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,762,707
  |  2

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	$1,500,000	$1,767,750
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,618,162
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,435,260
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,270,780
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,652,826
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	4,210,115
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	5,000,000	6,001,950
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,986,550
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,741,492
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,383,020
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,299,570
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,527,113
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,787,012
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,163,270
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,742,770
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/38	26,600,000	31,898,720
National University, Series A, 5.00%, 4/01/35	1,780,000	2,210,315
National University, Series A, 5.00%, 4/01/37	2,945,000	3,634,218
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,175,550
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,077,453
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,537,900
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,650,992
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,191,030
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,577,043
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,478,075
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	5,260,995
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,581,677
University of La Verne, Refunding, Series A, 5.00%, 6/01/31	1,000,000	1,218,010
University of La Verne, Refunding, Series A, 5.00%, 6/01/32	1,000,000	1,214,130
University of La Verne, Refunding, Series A, 5.00%, 6/01/33	1,010,000	1,223,585
University of La Verne, Refunding, Series A, 5.00%, 6/01/35	1,440,000	1,735,762
California State Municipal Finance Authority Student Housing Revenue,
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/32	1,000,000	1,254,490
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/33	1,420,000	1,770,527
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/34	1,700,000	2,111,451
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/35	1,000,000	1,235,960
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/36	1,260,000	1,552,736
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/37	1,000,000	1,227,700
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/38	1,000,000	1,223,770
California State PCFA, Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/20	575,000	592,422
California State PCFA Water Furnishing Revenue,
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/21	845,000	903,694
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/22	855,000	946,451
San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/29	4,350,000	5,557,951
  |  3

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%, 9/01/26	$10,000,000	$11,744,100
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%, 9/01/26	6,835,000	8,027,092
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 5.50%, 11/01/25	4,725,000	4,741,774
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 5.50%, 11/01/26	1,000,000	1,003,550
Trustees of the California State University, Various California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,542,625
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,254,574
Trustees of the California State University, Various California State University Projects, Series D, Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,182,797
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.25%, 3/01/22	7,475,000	7,604,542
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/20	6,405,000	6,405,000
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.125%, 10/01/22	14,555,000	14,555,000
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	10,804,700
Systemwide, Refunding, Series A, 5.00%, 11/01/26	11,000,000	12,298,770
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,733,760
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	6,137,450
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,614,446
California Statewide CDA Insured Health Facility Revenue,
Los Angeles Jewish Home for the Aging, Refunding, Series A, 5.00%, 11/15/34	750,000	965,880
Los Angeles Jewish Home for the Aging, Refunding, Series A, 5.00%, 11/15/37	735,000	936,118
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,319,599
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,010,620
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,161,850
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,443,412
Jewish Home of San Francisco Project, California Mortgage Insured, 5.00%, 11/01/36	9,000,000	10,835,100
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	574,960
The Redwoods a Community of Seniors, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,149,920
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,216,680
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,218,798
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,732,539
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,916,550
Carson PFA Reassesment Revenue,
Refunding, 5.00%, 9/02/25	1,000,000	1,181,900
Refunding, 5.00%, 9/02/31	1,000,000	1,293,310
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22	1,975,000	2,042,762
Tax Allocation Housing, Series A, 5.00%, 10/01/23	2,135,000	2,207,398
Tax Allocation Housing, Series A, 5.00%, 10/01/24	2,245,000	2,322,655
Tax Allocation Housing, Series A, 5.00%, 10/01/25	1,700,000	1,757,477
  |  4

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Castaic Lake Water Agency Financing Corp. Revenue COP, Water System Improvement Project, Capital Appreciation, Series A, AMBAC Insured, zero cpn., 8/01/22	$10,445,000	$10,029,289
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	7,697,069
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,359,072
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,948,653
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,124,020
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,485,185
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26	3,400,000	4,029,748
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,494,329
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	5,146,521
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,774,225
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,130,440
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,518,035
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,767,390
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,174,660
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,744,469
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,570,607
Refunding, 5.00%, 10/01/23	1,510,000	1,696,183
Refunding, 5.00%, 10/01/28	1,925,000	2,201,584
Refunding, 5.00%, 10/01/30	1,125,000	1,277,899
Dublin USD, GO, Refunding, 5.00%, 8/01/32	3,220,000	3,976,700
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25	2,845,000	3,454,228
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26	3,650,000	4,565,237
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27	1,500,000	1,926,660
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	1,000,000	1,340,670
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29	5,000,000	6,052,350
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	2,889,768
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,208,972
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,188,262
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	3,044,775
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,347,186
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,070,285
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,122,910
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,311,123
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,377,867
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,444,156
  |  5

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	$19,895,000	$20,799,626
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	2,308,875
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	3,559,066
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	6,197,139
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,519,625
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,036,100
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,130,570
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,173,619
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/31	1,000,000	1,200,360
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/32	8,135,000	9,731,168
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/33	10,000,000	11,927,700
Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	9,000,000	10,673,280
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,082,508
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,294,722
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,487,160
Imperial Irrigation District Electric System Revenue,
Green Bonds, Refunding, 5.00%, 11/01/36	2,500,000	3,201,700
Green Bonds, Refunding, 5.00%, 11/01/37	3,885,000	4,955,551
Green Bonds, Refunding, 5.00%, 11/01/38	4,075,000	5,176,961
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding, 5.00%, 8/15/30	1,575,000	1,812,825
Irvine 1915 Act Special Assessment, Limited Obligation Improvement, Reassessment District No. 15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,184,580
Irvine USD Special Tax,
CFD No. 09-1, Series A, 5.00%, 9/01/29	185,000	235,255
CFD No. 09-1, Series A, 5.00%, 9/01/30	210,000	266,129
CFD No. 09-1, Series A, 5.00%, 9/01/31	175,000	221,265
CFD No. 09-1, Series A, 5.00%, 9/01/32	185,000	232,671
CFD No. 09-1, Series A, 5.00%, 9/01/33	200,000	250,732
CFD No. 09-1, Series A, 5.00%, 9/01/34	225,000	281,360
CFD No. 09-1, Series A, 5.00%, 9/01/35	250,000	311,655
CFD No. 09-1, Series A, 5.00%, 9/01/36	265,000	329,422
CFD No. 09-1, Series A, 4.00%, 9/01/37	285,000	321,759
CFD No. 09-1, Series A, 4.00%, 9/01/38	275,000	309,367
CFD No. 09-1, Series A, 4.00%, 9/01/39	315,000	353,471
CFD No. 09-1, Series A, 4.00%, 9/01/40	350,000	391,433
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,253,435
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,212,570
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,178,070
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,499,374
  |  6

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Jurupa PFA Special Tax Revenue, (continued)
Refunding, Series A, 5.00%, 9/01/28	$1,025,000	$1,238,251
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,390,193
Refunding, Series A, 5.00%, 9/01/29	530,000	621,059
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,806,821
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,412,197
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,959,507
Refunding, Series A, 5.00%, 9/01/33	2,635,000	3,105,058
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,139,070
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,703,300
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	4,970,000	5,761,572
Lammersville Joint USD Special Tax, CFD No. 2002 Mountain House, Refunding, 5.00%, 9/01/33	1,575,000	1,886,094
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,400,000	1,530,242
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	810,000	888,740
Long Beach Harbor Revenue,
Series A, 5.00%, 5/15/37	2,475,000	3,177,702
Series A, 5.00%, 5/15/38	2,250,000	2,870,730
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27	1,285,000	1,470,528
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32	1,250,000	1,434,025
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,697,000
Los Angeles County MTA Sales Tax Revenue,
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,434,839
Proposition A, first tier, Senior, Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,792,305
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	15,468,600
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,533,400
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Senior Ad Valorem Obligation, Refunding, Series A, 5.00%, 10/01/22	2,750,000	2,965,407
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/30	2,000,000	2,519,920
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/31	2,685,000	3,367,688
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/32	2,000,000	2,499,160
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/33	2,670,000	3,327,728
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/34	1,415,000	1,758,619
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/35	2,000,000	2,478,260
Los Angeles International Airport, Subordinate, Series D, 5.00%, 5/15/36	2,500,000	3,089,425
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/36	3,205,000	4,073,170
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/37	3,000,000	3,793,650
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/38	4,000,000	5,035,560
Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/39	3,380,000	4,241,934
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	5,780,161
Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	28,707,891
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,793,600
Power System, Series B, 5.00%, 7/01/30	3,000,000	3,659,490
Power System, Series B, 5.00%, 7/01/31	6,700,000	8,137,351
  |  7

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue, (continued)
Power System, Series D, 5.00%, 7/01/26	$2,600,000	$3,070,314
Power System, Series D, 5.00%, 7/01/27	2,000,000	2,358,720
Power System, Series D, 5.00%, 7/01/28	2,550,000	3,004,792
[a] Power Systems, Series C, 5.00%, 7/01/38	14,775,000	18,849,206
[a] Power Systems, Series C, 5.00%, 7/01/39	12,860,000	16,365,765
Water System, Refunding, Series A, 5.00%, 7/01/37	10,450,000	12,511,053
Water System, Refunding, Series B, 5.00%, 7/01/34	2,500,000	3,188,875
Los Angeles USD,
COP, Capital Projects I, Series B-2, 5.00%, 12/01/20	3,830,000	3,994,001
GO, Refunding, Series A, 5.00%, 7/01/29	5,000,000	5,971,750
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,159,895
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,331,050
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	36,644,700
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	10,415,515
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	12,884,859
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,109,390
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,451,648
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	5,984,250
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,432,056
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,877,530
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,676,699
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,520,712
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series A, 5.00%, 7/01/28	5,000,000	6,162,200
Refunding, Series C, 5.00%, 10/01/26	8,010,000	8,627,491
Refunding, Series E, 5.00%, 7/01/22	23,900,000	26,456,344
Refunding, Series E, 5.00%, 7/01/23	20,000,000	22,895,200
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,311,909
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	6,914,025
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,530,336
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	6,522,180
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,264,433
Refunding, 5.00%, 9/01/22	1,495,000	1,644,051
Refunding, 5.00%, 9/01/24	1,810,000	1,986,022
Refunding, 5.00%, 9/01/25	1,000,000	1,096,300
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	11,269,660
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	3,018,432
Oxnard Financing Authority Local Obligation Revenue, 2012 Special District Bond Refinancings, senior lien, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,128,105
  |  8

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/28	$1,000,000	$1,104,630
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%, 9/02/29	1,280,000	1,412,378
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,959,624
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,129,849
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,720,799
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,260,000	2,800,660
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A, 5.00%, 8/01/27	3,550,000	4,193,792
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	450,000	475,672
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,140,333
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,348,713
Riverside County Transportation Commission Revenue, Sales Tax, Limited Tax, Refunding, Series B, 5.00%, 6/01/38	7,805,000	9,769,597
Riverside County Transportation Commission Sales Tax Revenue,
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/25	3,500,000	4,021,500
Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/27	4,000,000	4,596,000
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,675,657
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,624,688
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,275,213
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,171,390
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,288,751
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,478,234
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,679,300
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,883,372
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	3,102,269
CFD No. 91-1, Refunding, 5.00%, 9/01/36	1,130,000	1,339,118
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,400,604
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,198,290
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,391,600
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,445,016
Refunding, 5.50%, 2/01/25	3,770,000	3,819,048
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,343,720
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,558,758
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	7,984,986
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,738,832
  |  9

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	$615,000	$725,165
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,428,352
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,814,903
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,215,701
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,086,596
Sacramento Transient Occupapancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/34	1,485,000	1,856,978
Convention Center Complex, Senior, Series A, 5.00%, 6/01/35	2,000,000	2,493,840
Convention Center Complex, Senior, Series A, 5.00%, 6/01/36	2,220,000	2,754,976
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,100,155
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,867,599
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, Pre-Refunded, 5.00%, 9/01/26	8,000,000	8,287,360
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,035,450
San Francisco BART District GO,
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,022,906
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,001,970
San Francisco City and County Airport Commission International Airport Revenue,
Governmental Purpose, Refunding, Second Series, Series G, 5.00%, 5/01/23	1,400,000	1,484,700
Governmental Purpose, Second Series, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	3,788,305
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Sereis A, 5.00%, 1/01/34	1,335,000	1,655,173
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/33	1,000,000	1,242,850
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/35	1,000,000	1,235,920
Special Facilities Lease, SFO Fuel Co. LLC, Refunding, Series A, 5.00%, 1/01/36	1,000,000	1,232,420
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	8,426,208
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%, 11/01/28	5,000,000	6,028,650
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	10,915,235
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,262,228
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,287,345
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.125%, 8/01/26	1,000,000	1,066,730
San Jacinto USD Financing Authority Special Tax Revenue, 5.00%, 9/01/36	1,200,000	1,429,884
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	16,211,750
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,662,700
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,120,150
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,611,310
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,155,399
  |  10

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Mateo-Foster City PFA Wastewater Revenue,
Clean Water Program, 5.00%, 8/01/34	$1,000,000	$1,309,870
Clean Water Program, 5.00%, 8/01/36	1,135,000	1,476,635
Clean Water Program, 5.00%, 8/01/38	1,500,000	1,935,105
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29	1,100,000	1,312,960
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31	1,000,000	1,188,580
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33	1,050,000	1,240,543
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%, 6/15/34	7,000,000	8,127,980
Santa Ana CRDA Tax Allocation, Merged Project Area, Series A, Pre-Refunded, 6.00%, 9/01/22	5,000,000	5,342,000
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,379,576
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,209,370
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,431,072
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25	15,410,000	16,822,635
Series A, 5.00%, 3/01/27	11,945,000	13,033,906
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,507,300
Southern California Public Power Authority Revenue, Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,970,150
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,164,103
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,179,820
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,848,954
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,035,450
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,035,450
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,524,160
General, Series AM, 5.00%, 5/15/28	1,835,000	2,151,996
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,114,001
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,399,921
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,192,136
Woodland Special Tax, CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/36	1,610,000	1,874,587
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.00%, 9/01/26	1,435,000	1,567,508
		1,580,544,553
U.S. Territories 0.8%
Guam 0.3%
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,134,860
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,199,420
		4,334,280
  |  11

Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Municipal Bonds (continued)
	U.S. Territories (continued)
	Puerto Rico 0.5%
	Puerto Rico Electric Power Authority Power Revenue,
	Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	$5,000,000	$5,132,700
	[b] Series WW-RSA-1, 5.375%, 7/01/23	5,000,000	4,012,500
			9,145,200
	Total U.S. Territories		13,479,480
	Total Municipal Bonds before Short Term Investments (Cost $1,486,582,185)		1,594,024,033
	Short Term Investments 6.2%
	Municipal Bonds 6.2%
	California 6.2%
[c]	California State GO,
	Floating, Series A-2, LOC Bank of Montreal, Daily VRDN and Put, 1.35%, 5/01/33	5,600,000	5,600,000
	Kindergarten - University Public Education Facilities, Refunding, Series A1, LOC Citibank, Daily VRDN and Put, 1.48%, 5/01/34	1,200,000	1,200,000
[c]	California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Facility Bonds, Series B, Daily VRDN and Put, 1.50%, 11/01/35	1,700,000	1,700,000
[c]	California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 1.40%, 8/15/47	1,000,000	1,000,000
[c]	Irvine 1915 Act Special Assessment,
	Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.54%, 9/02/22	1,600,000	1,600,000
	Limited Obligation Improvement, AD No. 97-16, LOC State Street Bank & Trust Co., Daily VRDN and Put, 1.54%, 9/02/22	3,300,000	3,300,000
[c]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 1.37%, 10/01/41	14,075,000	14,075,000
[c]	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 1.52%, 7/01/34	4,700,000	4,700,000
	Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 1.46%, 7/01/35	2,500,000	2,500,000
[c]	The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 1.51%, 7/01/35	9,000,000	9,000,000
[c]	The Regents of the University of California Revenue,
	General, Refunding, Series AL, Daily VRDN and Put, 1.40%, 5/15/48	8,000,000	8,000,000
	General, Refunding, Series AL, Daily VRDN and Put, 1.52%, 5/15/48	40,500,000	40,500,000
[c]	Santa Clara Valley Transportation Authority Sales Tax Revenue, 2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 1.30%, 4/01/36	9,000,000	9,000,000
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Franklin California Tax-Free Trust
Statement of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	California (continued)
[c]	University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 1.50%, 5/15/48	$1,000,000	$1,000,000
	Total Short Term Investments (Cost $103,175,000)		103,175,000
	Total Investments (Cost $1,589,757,185) 101.4%		1,697,199,033
	Other Assets, less Liabilities (1.4)%		(22,608,101)
	Net Assets 100.0%		$1,674,590,932

See Abbreviations on page 15.
[a]Security purchased on a when-issued basis.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
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Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
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Franklin California Tax-Free Trust
Notes to Statements of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At September 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BART	Bay Area Rapid Transit
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
ETM	Escrow to Maturity
GNMA	Government National Mortgage Association
GO	General Obligation
ID	Improvement District
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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